Income Taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current
United States	$ 0	$ 0	$ 0
State and local	0	0	0
Brazil	932,980	0	0
Total	932,980	0	0
Valuation allowance	0	0	0
Total	932,980	0	0
Deferred
United States	(25,625,749)	(309,318,015)	(374,301)
State and local	53,875,077	(85,682,832)	(87,114)
Brazil	(277,414)	(3,929,123)	(2,680,556)
Total	27,971,914	(398,929,970)	(3,141,971)
Valuation allowance	(27,971,914)	398,929,970	3,141,971
Total	$ 0	$ 0	$ 0